INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES [Abstract]
Statutory tax rate		24.00%	25.00%	26.50%
Operating loss carryforwards	$ 55,000	$ 55,000
Provisional net charge resulting from remeasurement of the Company's net deferred tax asset in the U.S., based on the new lower corporate income tax rate	543
Accrued interest liability related to uncertain tax positions	0	$ 0	$ 43	$ 39
Israeli corporate tax rate for 2018		23.00%
Taxes owed in connection with certain organizational changes	441	$ 441
Adjustment of net deferred tax asset amount	$ 1,209	$ 1,209